Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Equipment and Software, net
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Building and decoration	3,676,626	3,875,063
Leasehold improvements	287,510	304,365
Furniture, fixtures, office and other equipment	339,791	379,938
Vehicles	98,651	102,823
Servers and computers	5,417,716	6,018,709
Software	237,550	344,410
Construction in progress	653,239	1,587,413
	10,711,083	12,612,721

Less: accumulated depreciation	(5,277,225)	(6,270,391)

Net book value	5,433,858	6,342,330